SEGMENT INFORMATION - Revenues, Depreciation and Amortization, and Capital Expenditures by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 77,161	$ 79,381
Depreciation and amortization	23,755	20,379
Capital expenditures	25,188	53,580
Reportable Segments
Segment Reporting Information [Line Items]
Revenues	77,161	79,381
Depreciation and amortization	23,589	20,237
Capital expenditures	24,790	53,543
Reportable Segments | Marcellus Shale Segment
Segment Reporting Information [Line Items]
Revenues	7,840	5,356
Depreciation and amortization	2,168	1,801
Capital expenditures	496	4,431
Reportable Segments | Williston Basin – Gas Segment
Segment Reporting Information [Line Items]
Revenues	8,908	16,763
Depreciation and amortization	4,698	4,250
Capital expenditures	4,934	10,941
Reportable Segments | Williston Basin – Liquids Segment
Segment Reporting Information [Line Items]
Revenues	8,582	3,179
Depreciation and amortization	1,612	737
Capital expenditures	13,274	13,480
Reportable Segments | Barnett Shale Segment
Segment Reporting Information [Line Items]
Revenues	23,897	23,037
Depreciation and amortization	3,906	3,638
Capital expenditures	893	7,721
Reportable Segments | Piceance Basin Segment
Segment Reporting Information [Line Items]
Revenues	27,934	31,046
Depreciation and amortization	11,205	9,811
Capital expenditures	5,193	16,970
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	166	142
Capital expenditures	$ 398	$ 37